Balances and Transactions with Related Parties - Information about Related Party (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SGE [member] | Additional Injection of natural gas scheme [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			$ 12,607	$ 26,223
SGE [member] | Natural gas production [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		$ 1,610	3,330	3,416
Income / (Costs)		3,696	3,992	5,684
SGE [member] | GasAr Plan [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		4,397
Income / (Costs)		16,473
SGE [member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		472	228	155
Income / (Costs)		837	234	657
SGE [member] | Bottle to bottle program [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			240	166
Income / (Costs)				7
SGE [member] | Recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		188	625	475
Income / (Costs)			150	475
SGE [member] | Natural Gas Piping Distribution Service Licensed Companies benefit of Metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		131	440	172
Income / (Costs)		880	845	995
SGE [member] | Temporary economic assistance to metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		6,775	6,126	4,417
Income / (Costs)				361
Ministry of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		918	2,802	2,056
Income / (Costs)		6,373	4,515	5,923
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		686		688
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		12,779	7,098	627
Income / (Costs)		56,633	26,054	6,650
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		(1,173)	(983)	386
Income / (Costs)		(8,063)	(5,678)	(3,778)
IEASA [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		8,970	5,998	5,041
Income / (Costs)		11,924	10,992	11,994
IEASA one [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		(7,866)	(2,640)	(505)
Income / (Costs)		(3,429)	(1,650)	(462)
Aerolineas Argentinas SA and Austral Lineas Aereas Cielos del Sur SA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		2,618	6,009	5,033
Income / (Costs)		12,340	4,641	$ 16,036
Aerolineas Argentinas Sa And Austral Lineas Aereas Cielos Del Sur Sa [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		(133)
ANSES [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	[1]		$ 1,539
Agua y Saneamientos Argentinos S.A. [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2]	1,754
Income / (Costs)	[2]	3,121
Ministry of Work, Employment and Social Security and AFIP
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	[3]	$ 230

[1]	Income recognized by the Work and Production Assistance Program received in benefit of AESA and OPESSA.
[2]	Sale of assets held for disposal.
[3]	Income recognized by the Productive Recovery Program II (“REPRO II”) in benefit of OPESSA.